Borrowing - Composition of the Borrowings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 4,521,503	R$ 189,427	R$ 0
110.0% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 0	189,427
Borrowings, adjustment to interest rate basis	110.00%
110.2% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 252,287	0
Borrowings, adjustment to interest rate basis	110.20%
109.9% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 762,078	0
Borrowings, adjustment to interest rate basis	109.90%
106.6% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,513,021	0
Borrowings, adjustment to interest rate basis	106.60%
105.5% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 350,168	0
Borrowings, adjustment to interest rate basis	105.50%
105.0% of the CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 643,949	R$ 0
Borrowings, adjustment to interest rate basis	105.00%